Share Capital - Additional Information (Details) $ in Thousands, $ in Millions		3 Months Ended			12 Months Ended
	Nov. 07, 2025 USD ($)	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 CAD ($) shares	Jul. 31, 2025 CAD ($)	Apr. 30, 2026 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Share-based payments			$ 714	$ 55
Restricted Stock Units
Disclosure Of Classes Of Share Capital [Line Items]
Share-based payments			$ 700	$ 0
At The Market Equity Offering Facility
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares sold/issued | shares		266,930	266,930		533,969
Proceeds from sale of common shares		$ 0.6			$ 0.9
At The Market Equity Offering Facility | Common Shares | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Common stock aggregate gross sales price	$ 30.0